Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Measurements [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair value Recurring Basis	The Company’s financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates: instruments as of the following dates:
	June 30, 2024
	Fair value measurements

Description	Fair value	Level 1	Level 2	Level 3

Short-term investment	$9	$9	$-	$-

	December 31, 2023
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Short-term investment	$19	$19	$-	$-